Note 4 - Inventory and Work in Process (Details) - Inventory Provision Related to Loss Making Contracts	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Inventory Provision Related to Loss Making Contracts [Abstract]
Balance at the beginning of the year	¥ 4,356,091	$ 672,465	¥ 3,415,570	¥ 2,467,133
Current year additions	3,922,652	605,553	8,302,435	5,561,134
Current year written-off	(4,037,897)	(623,344)	(7,361,914)	(4,612,697)
Balance at the end of the year	¥ 4,240,846	$ 654,674	¥ 4,356,091	¥ 3,415,570